Property and Equipment - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 116.3	6,980.3	6,686.2	5,588.7